Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Entity Registrant Name	360 Finance, Inc.
Entity Central Index Key	0001741530
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Ordinary shares
Entity Common Stock, Shares Outstanding	287,652,707
Class A ordinary shares
Entity Common Stock, Shares Outstanding	247,832,121
Class B ordinary shares
Entity Common Stock, Shares Outstanding	39,820,586